Net gain (loss) on financial instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss
36.	Net gain (loss) on financial instruments designated at fair value through profit or loss

Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Financial assets designated at fair value through profit or loss:
Other securities
Gain on valuation	~~W~~	14,707	11,798	13,020
Debt securities
Gain (loss) on valuation		(19,786)	20,498	(65,475)
Gain on sale and redemption		14,651	16,625	11,673

		(5,135)	37,123	(53,802)

Equity securities
Dividend income		112	185	51
Loss on valuation		(24,509)	(5,664)	(78,633)
Gain on sale		46,200	5,747	5,622

		21,803	268	(72,960)

Financial liabilities designated at fair value through profit or loss:
Other securities
Gain (loss) on valuation		95	(97)	—
Loss on disposal and redemption		(111)	(109)	(43)

		(16)	(206)	(43)
Borrowings
Gain (loss) on valuation		778,451	(174,348)	(100,685)
Loss on disposal and redemption		(350,045)	(376,590)	(845,356)

		428,406	(550,938)	(946,041)

	~~W~~	459,765	(501,955)	(1,059,826)